Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2021
Interests in Other Entities [Abstract]
Disclosure of interests in associates

(in thousands of USD)	December 31, 2021	December 31, 2020
Assets
Interest in joint ventures	72,446	51,703
Interest in associates	—	—
TOTAL ASSETS	72,446	51,703

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture	The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	43,182	28,666
Offset investment with shareholders loan	—	—
Balance at January 1, 2019	43,182	28,666

Group's share of profit (loss) for the period	16,460	—
Group's share of other comprehensive income	(720)	—
Dividends received from joint ventures	(12,600)	—
Movement shareholders loans to joint ventures	—	31,713
Initial capital provided to joint ventures	4,000	—

Gross balance	50,322	60,379
Offset investment with shareholders loan	—	—
Balance at December 31, 2019	50,322	60,379

Group's share of profit (loss) for the period	10,917	—
Group's share of other comprehensive income	(2)	—
Dividends received from joint ventures	(7,534)	—
Movement shareholders loans to joint ventures	—	(26,443)
Repayment capital provided to joint ventures	(2,000)	—

Gross balance	51,703	33,936
Offset investment with shareholders loan	—	—
Balance at December 31, 2020	51,703	33,936

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Group's share of profit (loss) for the period	22,976	—
Group's share of other comprehensive income	951	—
Dividends received from joint ventures	(4,635)	—
Movement shareholders loans to joint ventures	—	(2,242)

Gross balance	70,995	31,694
Offset investment with shareholders loan	1,451	(1,451)
Balance at December 31, 2021	72,446	30,242

Disclosure of joint ventures

Joint venture	Segment	Description
Kingswood Co. Ltd	Tankers	Holding company; parent of Seven Seas Shipping Ltd. and liquidated in 2020
Seven Seas Shipping Ltd	Tankers	Formerly owner of 1 VLCC bought in 2016 by Euronav. Wholly owned subsidiary of Kingswood Co. Ltd. and liquidated in 2020
Tankers Agencies (UK) Ltd	Tankers	Parent company of Tankers International Ltd
Tankers International LLC	Tankers	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax
Bastia Shipholding Ltd	Tankers	Formerly owner of 1 Suezmax, dormant company
TI Africa Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Africa) *
TI Asia Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Asia) *
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2032.

Disclosure of interests in joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2021	December 31, 2020	December 31, 2019
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	NA	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	NA	NA	100.00%
GMR Zeus LLC	Marshall Islands	full	NA	NA	100.00%
GMR Atlas LLC	Marshall Islands	full	NA	NA	100.00%
GMR Hercules LLC	Marshall Islands	full	NA	NA	100.00%
GMR Ulysses LLC	Marshall Islands	full	NA	NA	100.00%
GMR Posseidon LLC	Marshall Islands	full	NA	NA	100.00%
Victory Ltd.	Bermuda	full	NA	NA	NA
Vision Ltd.	Marshall Islands	full	NA	NA	NA
GMR Spartiate LLC	Marshall Islands	full	NA	NA	100.00%
GMR Maniate LLC	Marshall Islands	full	NA	NA	100.00%
GMR St Nikolas LLC	Marshall Islands	full	NA	NA	100.00%
GMR George T LLC	Marshall Islands	full	NA	NA	100.00%
GMR Kara G LLC	Liberia	full	NA	NA	100.00%
GMR Harriet G LLC	Liberia	full	NA	NA	100.00%
GMR Orion LLC	Marshall Islands	full	NA	NA	100.00%
GMR Argus LLC	Marshall Islands	full	NA	NA	100.00%
GMR Spyridon LLC	Marshall Islands	full	NA	NA	NA
GMR Horn LLC	Marshall Islands	full	NA	NA	100.00%
GMR Phoenix LLC	Marshall Islands	full	NA	NA	100.00%

GMR Strength LLC	Liberia	full	NA	NA	NA
GMR Daphne LLC	Marshall Islands	full	NA	NA	NA
GMR Defiance LLC	Liberia	full	NA	NA	100.00%
GMR Elektra LLC	Marshall Islands	full	NA	NA	NA
Companion Ltd.	Bermuda	full	NA	NA	100.00%
Compatriot Ltd.	Bermuda	full	NA	NA	100.00%
Consul Ltd.	Bermuda	full	NA	NA	NA
GMR Agamemnon LLC	Liberia	full	NA	NA	NA
Gener8 Neptune LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Athena LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Apollo LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Ares LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Hera LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Constantine LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Oceanus LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Nestor LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Nautilus LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Macedon LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Noble LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Ethos LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Perseus LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Theseus LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Hector LLC	Marshall Islands	full	NA	NA	100.00%
Gener8 Strength Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Supreme Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Andriotis Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Militiades Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Success Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Chiotis Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 1 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 2 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 3 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 4 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 5 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 6 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 7 Inc.	Marshall Islands	full	NA	NA	NA
Gener8 Tankers 8 Inc.	Marshall Islands	full	NA	NA	NA

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	NA	NA	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	50.00%

(in thousands of USD)	December 31, 2021	December 31, 2020
Assets
Interest in joint ventures	72,446	51,703
Interest in associates	—	—
TOTAL ASSETS	72,446	51,703

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2019
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	530	—	137,426	128,722	944	—	21,833	21,628	311,083
of which vessel	—	—	135,195	128,722	—	—	21,833	21,628	307,377
Current Assets	—	800	10,809	10,001	418,505	267	1,573	5,577	447,531
of which cash and cash equivalents	—	800	1,701	917	3,246	—	—	250	6,913
Non-Current Liabilities	—	525	97,514	49,026	490	—	18,390	18,773	184,718
of which bank loans	—	—	45,567	43,927	—	—	—	—	89,495
Current Liabilities	10	1	26,370	27,318	415,301	51	705	4,328	474,085
of which bank loans	—	—	24,856	23,968	135,000	—	—	—	183,824
Net assets (100%)	520	274	24,351	62,379	3,658	216	4,310	4,104	99,811

Group's share of net assets	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Shareholders loans to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Net Carrying amount of interest in joint venture	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Remaining shareholders loan to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Revenue	—	8	49,434	49,487	1,307,523	—	938	1,970	1,409,360
Depreciations and amortization	—	—	(18,209)	(17,933)	(67)	—	(273)	(507)	(36,988)
Interest Expense	—	—	(4,633)	(4,482)	(3,292)	—	(155)	(202)	(12,764)
Income tax expense	—	—	(1,588)	(1,573)	(243)	—	—	—	(3,405)
Profit (loss) for the period (100%)	(3)	6	15,881	15,743	746	(24)	310	104	32,763
Other comprehensive income (100%)	—	—	(735)	(706)	—	—	—	—	(1,441)

Group's share of profit (loss) for the period	(1)	3	7,941	7,871	454	(14)	155	52	16,460

Group's share of other comprehensive income	—	—	(367)	(353)	—	—	—	—	(720)

Asset

(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2020
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	118,337	112,160	720	—	20,079	—	251,296
of which vessel	—	—	118,337	112,160	—	—	20,079	—	250,576
Current Assets	—		10,187	10,176	232,865	243	2,609	514	256,595
of which cash and cash equivalents	—	—	1,138	1,109	3,124	—	1,573	193	7,137
Non-Current Liabilities	—		65,355	30,652	276	—	17,271	—	113,554
of which bank loans	—	—	19,929	19,215	—	—	—	—	39,144
Current Liabilities	—		29,277	30,547	228,851	61	2,856	345	291,937
of which bank loans	—	—	25,886	24,961	37,500	—	—	—	88,347
Net assets (100%)	—	—	33,893	61,136	4,458	182	2,562	170	102,401

Group's share of net assets	—	—	16,946	30,568	2,715	107	1,281	85	51,703

Shareholders loans to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Net Carrying amount of interest in joint venture	—	—	16,946	30,568	2,715	107	1,281	85	51,703

Remaining shareholders loan to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Revenue	—	—	49,922	49,976	1,478,909	—	12,288	14,131	1,605,227
Depreciations and amortization	—	—	(16,858)	(16,562)	(56)	—	(4,257)	(2,871)	(40,604)
Interest expense	—	—	(3,358)	(3,233)	(1,651)	—	(1,834)	(1,251)	(11,327)
Income tax expense	—	—	(10,397)	(10,135)	(232)	—	—	—	(20,764)
Profit (loss) for the period (100%)	(1)	(1)	9,549	9,855	800	(34)	(1,748)	3,246	21,666
Other comprehensive income (100%)	—	—	(1)	(3)	—	—	—	—	(4)

Group's share of profit (loss) for the period	—	—	4,775	4,927	487	(20)	(874)	1,623	10,917

Group's share of other comprehensive income	—	—	—	(1)	—	—	—	—	(2)

	Asset
(in thousands of USD)	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2021
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	108,245	102,454	503	—	15,210	—	226,413
of which vessel	108,245	102,454	—	—	15,210	—	225,910
Current Assets	10,883	10,073	295,289	231	6,582	403	323,461
of which cash and cash equivalents	1,799	984	4,059	—	17	320	7,179
Non Current Liabilities	33,755	10,245	66	—	20,228	—	64,295
of which bank loans	—	—	—	—	—	—	—
Current Liabilities	25,153	24,305	290,626	68	4,466	112	344,731
of which bank loans	20,075	19,361	51,500	—	—	—	90,937
Net assets (100%)	60,221	77,977	5,100	163	(2,903)	290	140,848

Group's share of net assets	30,110	38,988	3,106	96	(1,451)	145	70,995

Shareholders loans to joint venture	11,465	—	—	—	20,228	—	31,694

Net Carrying amount of interest in joint venture	30,110	38,988	3,106	96	—	145	72,446

Remaining shareholders loan to joint venture	11,465	—	—	—	18,777	—	30,242

Revenue	50,105	50,160	649,665	—	11,872	—	761,801
Depreciations and amortization	(10,092)	(9,706)	(39)	—	(4,869)	—	(24,706)
Interest expense	(2,005)	(1,943)	(1,054)	—	(1,932)	(1)	(6,934)
Income tax expense	(2,646)	(2,626)	(141)	—	—	—	(5,413)
Profit (loss) for the period (100%)	25,357	25,180	642	(19)	(5,464)	121	45,816
Other comprehensive income (100%)	971	930	—	—	—	—	1,902

Group's share of profit (loss) for the period	12,678	12,590	391	(11)	(2,732)	60	22,976

Group's share of other comprehensive income	486	465	—	—	—	—	951
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2021			December 31, 2020
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor + 2.0%	2022	9,699	9,699	9,681	22,179	22,179	22,088
TI Asia Ltd loan 54M*	USD	libor + 2.0%	2022	9,699	9,699	9,681	22,179	22,179	22,088
TI Africa Ltd revolving loan 56M*	USD	libor + 2.0%	2022	10,058	10,058	10,038	23,001	23,001	22,908
TI Africa Ltd loan 56M*	USD	libor + 2.0%	2022	10,058	10,058	10,038	23,001	23,001	22,908
Total interest-bearing bank loans				39,513	39,513	39,437	90,360	90,360	89,991
* The mentioned secured bank loans are subject to loan covenants.

(in thousands of USD)	2021	2020

Cash and cash equivalents of the joint ventures	7,179	7,137
Group's share of cash and cash equivalents	4,036	3,912